PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

	As of December 31
	2024	2025	2025
	RMB	RMB	US$
Electronic equipment	9,259,789	16,471,053	2,355,329
Office equipment and fixtures	11,098	13,425	1,920
Data center machinery and equipment	182,413	182,413	26,085
Buildings	72,107	75,842	10,845
Construction in progress	133,158	181,882	26,008
	9,658,565	16,924,615	2,420,187
Less: accumulated depreciation	(5,028,513)	(6,829,745)	(976,640)
Property and equipment, net	4,630,052	10,094,870	1,443,547

Depreciation expense for the years ended December 31, 2023, 2024 and 2025 was RMB760,023, RMB1,089,594 and RMB2,306,599 (US$329,839), respectively.

In consideration of the continuous operating losses of the public cloud asset group, the Group performed recoverability tests and the results indicated that long-lived assets associated with the public cloud asset group were not recoverable during the years ended December 31, 2023 and 2024. As the estimated fair value of these assets was below their carrying value, the Group recognized RMB653,670 and RMB919,724 impairment losses for the years ended December 31, 2023 and 2024, respectively. The Group determined the fair value of the asset group using the discounted cash flows method with the assistance of an independent third-party valuation firm. The significant assumptions used included revenue growth rates for public cloud services revenue, IDC costs and discount rate.

The Group performed recoverability tests during the year ended December 31, 2025, as a result of the impairment assessment, no impairment losses were recognized.